10.31 Fidelity SAI Minimum Volatility Index Funds Combo PRO-01 | Fidelity® SAI U.S. Minimum Volatility Index Fund
Fund Summary Fund: Fidelity® SAI U.S. Minimum Volatility Index Fund
Investment Objective
The fund seeks to provide investment results that correspond to the total return of low volatility U.S. stocks.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® SAI U.S. Minimum Volatility Index Fund}	10.31 Fidelity SAI Minimum Volatility Index Funds Combo PRO-01 Fidelity® SAI U.S. Minimum Volatility Index Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® SAI U.S. Minimum Volatility Index Fund}	10.31 Fidelity SAI Minimum Volatility Index Funds Combo PRO-01 Fidelity® SAI U.S. Minimum Volatility Index Fund Fidelity SAI U.S. Minimum Volatility Index Fund-Default
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%	[1]
Total annual operating expenses	0.29%
Fee waiver and/or expense reimbursement	0.14%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.15%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.15%. This arrangement will remain in effect through December 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® SAI U.S. Minimum Volatility Index Fund}	10.31 Fidelity SAI Minimum Volatility Index Funds Combo PRO-01 Fidelity® SAI U.S. Minimum Volatility Index Fund Fidelity SAI U.S. Minimum Volatility Index Fund-Default USD ($)
1 year	$ 15
3 years	$ 48

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from May 29, 2015 to October 31, 2015, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the MSCI USA Minimum Volatility (USD) Index, which represents the performance of a broad range of U.S. stocks that in the aggregate have lower volatility relative to the broader U.S. equity market.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Minimum Volatility Strategy. Although the fund’s underlying index was created to seek lower volatility relative to the broader U.S. equity market, there is no guarantee that the fund’s minimum volatility strategy will be successful. There is a risk that the fund may experience more than minimum volatility.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.